UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               October 18, 2010
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           29
Form 13F Information Table Value Total:       440813
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	15855	601261	SOLE
Beckman Coulter		COM	75811109	17894	366746	SOLE
Brinks 			COM	109696104	18518	805149	SOLE
Broadridge		COM	11133T103	20406	892275	SOLE
Choice Hotels		COM	169905106	5815	159500	SOLE
Church & Dwight		COM	171340102	14657	225695	SOLE
Cintas			COM	172908105	21246	771180	SOLE
Coinstar		COM	19259p300	10904	253635	SOLE
Compass Minerals 	COM	20451n101	19734	257563	SOLE
Covance			COM	222816100	12613	269560	SOLE
Energizer Holdings	COM	29266r108	19633	292020	SOLE
Equifax 		COM	294429105	19184	614870	SOLE
Hillenbrand		COM	431571108	14576	677617	SOLE
Intl Flav & Fragrances	COM	459506101	16724	344691	SOLE
Intl Game Technology	COM	459902102	14241	985560	SOLE
Iron Mountain		COM	462846106	9647	431810	SOLE
Jack Henry		COM	426281101	15709	616032	SOLE
Lender Process Svcs	COM	5.26E+106	17382	523075	SOLE
Liberty Starz Group	COM	53071m708	21294	327955	SOLE
McCormick		COM	579780206	23296	554141	SOLE
Mini			COM	60740f105	17071	1112860	SOLE
Newell Rubbermaid	COM	651229106	17400	976990	SOLE
Perrigo			COM	714290103	14096	219490	SOLE
Prospect Capital	COM	74348t102	182	18775	SOLE
SEIC			COM	784117103	13232	650532	SOLE
Sigma-Aldrich		COM	826552101	8000	132500	SOLE
Total System Services	COM	891906109	16168	1060910	SOLE
Towers Watson		COM	891894107	19089	388148	SOLE
Waters			COM	941848103	6247	88260	SOLE